Capital and financing transactions - Schedule of capital and financing transactions (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2024		Apr. 30, 2023	Apr. 30, 2024		Apr. 30, 2023
Disclosure of classes of share capital [line items]
Beginning Balance		$ 80,452	[1]		$ 78,571	[1]	$ 74,748
Issued in relation to share-based payments, net	[2]				10		11
Ending Balance	[1]	$ 81,075		$ 78,719	$ 81,075		$ 78,719
Common shares [member]
Disclosure of classes of share capital [line items]
Outstanding at beginning of year		1,222,127,412		1,191,751,567	1,214,044,420		1,191,375,095
Beginning Balance		$ 20,599		$ 18,732	$ 20,109		$ 18,707
Issued in relation to share-based payments, net (shares)		57,036		21,931	115,078		398,403
Issued in relation to share-based payments, net		$ 4		$ 2	$ 8		$ 27
Issued in relation to the Shareholder Dividend and Share Purchase Plan (shares)	[3]	7,385,149		6,401,014	15,410,099		6,401,014
Issued in relation to the Shareholder Dividend and Share Purchase Plan	[3]	$ 463		$ 426	$ 949		$ 426
Outstanding at end of year		1,229,569,597		1,198,174,512	1,229,569,597		1,198,174,512
Ending Balance		$ 21,066		$ 19,160	$ 21,066		$ 19,160

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Represents amounts on account of share-based payments (refer to Note 14).
[3]	Commencing with the dividend declared on February 28, 2023 and paid on April 26, 2023, the Bank issued to participants of the Shareholder Dividend and Share Purchase Plan (the Plan), common shares from treasury with a discount of 2% to the average market price (as defined in the Plan). Prior to the dividend paid on April 26, 2023, common shares received by participants under the Plan were shares purchased from the open market at prevailing market prices.